Significant Accounting Policies - Schedule of basic and diluted net income per share (Parentheticals) (Q3) (Details) - $ / shares	3 Months Ended		5 Months Ended	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2022
Significant Accounting Policies (Details) - Schedule of basic and diluted net income per share (Parentheticals) [Line Items]
Diluted net income per share	$ 0.07		$ 0	$ 0.28
Common stock subject to possible redemption [Member]
Significant Accounting Policies (Details) - Schedule of basic and diluted net income per share (Parentheticals) [Line Items]
Diluted net income per share	0.07	0	0	0.28
Common stock [Member]
Significant Accounting Policies (Details) - Schedule of basic and diluted net income per share (Parentheticals) [Line Items]
Diluted net income per share	$ 0.07	$ 0	$ 0	$ 0.28